Schedule of Effective Income Tax Rate Reconciliation (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Components of income tax expense (benefit), continuing operations
Income tax expense (benefit) at U.S. federal statutory rate	$ 5,310		$ (22,250)		$ (32,948)
State and local income taxes, net of federal income tax benefit	958		(4,945)		(636)
Book expenses not deductible for tax purposes	746		662		816
Stock-based compensation	464		518		(3,534)
Amortization of non-deductible goodwill	1		3		6
Undistributed earnings of Canadian subsidiaries	(4,023)	[1]	1,083	[1]	828	[1]
Valuation allowance	382		1,487		(9)
Rate Change	1,743	[2]
Other differences, net	1,042		(27)		(624)
Income tax expense (benefit)	6,623		(23,469)		(36,101)
LAMAR MEDIA CORP
Components of income tax expense (benefit), continuing operations
Income tax expense (benefit) at U.S. federal statutory rate	5,436		(22,193)		(32,189)
State and local income taxes, net of federal income tax benefit	975		(4,205)		(628)
Book expenses not deductible for tax purposes	746		662		816
Stock-based compensation	464		518		(3,534)
Amortization of non-deductible goodwill	1		3		1
Undistributed earnings of Canadian subsidiaries	(4,023)	[3]	1,083	[3]	828	[3]
Valuation allowance	382		942		(9)
Rate Change	1,743	[4]
Other differences, net	1,195		(23)		(1,431)
Income tax expense (benefit)	$ 6,919		$ (23,213)		$ (36,146)

[1]	In prior periods, the undistributed earnings of our Canadian subsidiaries were not designated as permanently reinvested. As of December 31, 2011, however, management asserts that the undistributed earnings of our Canadian subsidiaries are permanently reinvested. During the current year, we recognized a deferred tax benefit of $4,023, resulting from the release of the December 31, 2010 deferred tax liability.
[2]	In 2011, the "Internal Revenue Code for a New Puerto Rico" was signed into law. Under the enacted legislation, the Puerto Rico corporate income tax rate was lowered from 39% to 30%. As a result, a non-cash charge of $1,743 to income tax expense was recorded for the reduction of the Puerto Rico net deferred tax asset.
[3]	In prior periods, we have not designated the undistributed earnings of our Canadian subsidiaries as permanently reinvested. As of December 31, 2011, however, management asserts that the undistributed earnings of our Canadian subsidiaries are permanently reinvested. During the current year, we recognized a deferred tax benefit of $4,023, resulting from the release of the December 31, 2010 deferred tax liability.
[4]	During the current year, the "Internal Revenue Code for a New Puerto Rico" was signed into law. Under the enacted legislation, the Puerto Rico corporate income tax rate was lowered from 39% to 30%. As a result, $1,743 of income tax expense was recorded for the Puerto Rico tax rate change.